UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6001

                      OPPENHEIMER GLOBAL OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.2%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.2%
------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.2%
Bayerische Motoren Werke AG                                                 200,000     $    8,760,818
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.5%
Cheesecake Factory, Inc. (The) 1                                            199,200          7,448,088
------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                                           199,300          9,891,259
                                                                                        --------------
                                                                                            17,339,347
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Casio Computer Co. Ltd.                                                   2,000,000         33,646,762
------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
Amazon.com, Inc. 1                                                          100,000          4,715,000
------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.3%
Oakley, Inc. 2                                                            6,000,000         88,140,000
------------------------------------------------------------------------------------------------------
MEDIA--0.8%
Toei Animation Co. Ltd.                                                     200,000         15,432,230
------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                            400,000         15,616,000
                                                                                        --------------
                                                                                            31,048,230
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.7%
Kohl's Corp. 1                                                              300,000         14,580,000
------------------------------------------------------------------------------------------------------
Saks, Inc. 1                                                              3,000,000         50,580,000
                                                                                        --------------
                                                                                            65,160,000
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
Hennes & Mauritz AB, B Shares                                             1,100,000         37,384,354
------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                             1,000,000         32,616,288
                                                                                        --------------
                                                                                            70,000,642
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.8%
Luxottica Group SpA                                                       1,202,121         30,498,837


CONSUMER STAPLES--6.6%
------------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
Ito En Ltd.                                                                 600,000         36,087,516
------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
FamilyMart Co.                                                            1,000,000         33,832,196
------------------------------------------------------------------------------------------------------
Rite Aid Corp. 1                                                         15,003,300         52,211,484
                                                                                        --------------
                                                                                            86,043,680
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.4%
Ajinomoto Co., Inc.                                                       2,500,000         25,586,128
------------------------------------------------------------------------------------------------------
Nestle SA                                                                   170,000         50,842,814
------------------------------------------------------------------------------------------------------
Parmalat SpA 1                                                            1,954,000          4,771,242
------------------------------------------------------------------------------------------------------
Thorntons plc 2                                                           4,300,000         11,541,042
                                                                                        --------------
                                                                                            92,741,226
------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Kao Corp.                                                                 1,000,000         26,794,421
------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Shiseido Co. Ltd.                                                           500,000          9,297,996


FINANCIALS--7.9%
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.1%
Banco Comercial Portugues SA                                             12,000,000         33,101,685


1          |          OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Commerzbank AG                                                            2,003,397     $   62,188,866
------------------------------------------------------------------------------------------------------
Nordbanken Holding AB                                                     2,000,000         20,769,086
------------------------------------------------------------------------------------------------------
Sumitomo Trust & Banking Co. Ltd. (The)                                   4,000,000         40,706,900
                                                                                        --------------
                                                                                           156,766,537
------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
Mediobanca SpA                                                              703,300         13,430,368
------------------------------------------------------------------------------------------------------
INSURANCE--2.4%
American International Group, Inc.                                          300,000         20,469,000
------------------------------------------------------------------------------------------------------
Assicurazioni Generali SpA                                                  500,000         17,474,280
------------------------------------------------------------------------------------------------------
Aviva plc                                                                 1,036,886         12,576,856
------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                 100,000          9,765,000
------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                  100,000          7,319,000
------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                       1,000,000         22,750,000
                                                                                        --------------
                                                                                            90,354,136
------------------------------------------------------------------------------------------------------
REAL ESTATE--1.0%
Mitsubishi Estate Co. Ltd.                                                1,000,000         20,953,062
------------------------------------------------------------------------------------------------------
Solidere, GDR  1,3                                                        1,000,000         17,000,000
                                                                                        --------------
                                                                                            37,953,062
HEALTH CARE--23.8%
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--7.8%
Affymetrix, Inc. 1                                                          100,000          4,775,000
------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc. 1                                            1,000,000         39,920,000
------------------------------------------------------------------------------------------------------
AVI BioPharma, Inc. 1                                                     1,005,100          3,467,595
------------------------------------------------------------------------------------------------------
Cepheid, Inc. 1                                                           2,000,000         17,560,000
------------------------------------------------------------------------------------------------------
Invitrogen Corp. 1                                                          800,000         53,312,000
------------------------------------------------------------------------------------------------------
Neurogen Corp. 1                                                          1,402,900          9,245,111
------------------------------------------------------------------------------------------------------
Novavax, Inc. 1,2                                                         6,009,883         23,138,050
------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc. 1                                               1,000,000         28,420,000
------------------------------------------------------------------------------------------------------
Q-Med AB                                                                    999,975         31,530,460
------------------------------------------------------------------------------------------------------
Telik, Inc. 1,2                                                           5,000,000         84,950,000
                                                                                        --------------
                                                                                           296,318,216
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.1%
Analogic Corp.                                                              600,000         28,710,000
------------------------------------------------------------------------------------------------------
bioMerieux                                                                  647,900         34,187,201
------------------------------------------------------------------------------------------------------
Biosite, Inc. 1,2                                                         2,500,048        140,727,702
------------------------------------------------------------------------------------------------------
Carl Zeiss Meditec AG                                                       500,000         10,743,841
------------------------------------------------------------------------------------------------------
Elekta AB, B Shares                                                       1,600,000         23,764,869
------------------------------------------------------------------------------------------------------
GN Store Nord AS                                                          2,500,000         32,727,705
                                                                                        --------------
                                                                                           270,861,318
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Nicox SA 1,2                                                              5,077,849         21,221,077
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--8.4%
Nektar Therapeutics 1,2                                                  12,000,000        197,520,000
------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                         1,000,000         87,608,178
------------------------------------------------------------------------------------------------------
UCB SA                                                                      700,000         32,883,848
                                                                                        --------------
                                                                                           318,012,026


2          |          OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
INDUSTRIALS--20.5%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Bombardier, Inc., Cl. B                                                  22,000,000     $   52,234,505
------------------------------------------------------------------------------------------------------
AIRLINES--10.2%
AMR Corp. 1                                                               8,000,000        177,840,000
------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                     8,105,700        172,651,410
------------------------------------------------------------------------------------------------------
easyJet plc 1                                                             6,000,000         39,020,697
                                                                                        --------------
                                                                                           389,512,107
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Secom Co. Ltd.                                                              600,000         31,245,432
------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.7%
JGC Corp.                                                                 1,500,000         28,838,061
------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--5.1%
ABB Ltd. 1                                                               18,000,000        174,650,888
------------------------------------------------------------------------------------------------------
Schneider Electric SA                                                       200,000         17,841,287
                                                                                        --------------
                                                                                           192,492,175
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.7%
Siemens AG                                                                  300,000         25,703,529
------------------------------------------------------------------------------------------------------
MACHINERY--1.6%
Danaher Corp.                                                               400,000         22,312,000
------------------------------------------------------------------------------------------------------
Dover Corp.                                                                 400,000         16,196,000
------------------------------------------------------------------------------------------------------
IWKA AG                                                                   1,000,000         21,570,554
                                                                                        --------------
                                                                                            60,078,554
INFORMATION TECHNOLOGY--22.3%
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.3%
Cisco Systems, Inc. 1                                                     3,000,000         51,360,000
------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.3%
Palm, Inc. 1,2                                                            4,002,500        127,279,500
------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
Electrocomponents plc                                                    14,000,000         67,684,049
------------------------------------------------------------------------------------------------------
Shimadzu Corp.                                                            2,000,000         14,179,626
                                                                                        --------------
                                                                                            81,863,675
------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Canon, Inc.                                                                 300,000         17,640,820
------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--11.0%
Advanced Micro Devices, Inc. 1                                           11,967,100        366,193,260
------------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                              2,000,000         50,480,000
                                                                                        --------------
                                                                                           416,673,260
------------------------------------------------------------------------------------------------------
SOFTWARE--4.1%
Autonomy Corp. plc 1                                                      4,503,519         30,315,053
------------------------------------------------------------------------------------------------------
Enix Corp.                                                                  200,000          5,631,667
------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                            1,000,000         53,300,000
------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                           200,000         24,310,801
------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                            2,000,000         24,420,000
------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                             600,000         16,344,000
                                                                                        --------------
                                                                                           154,321,521


3          |          OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
MATERIALS--5.8%
------------------------------------------------------------------------------------------------------
CHEMICALS--5.4%
Bayer AG                                                                  2,500,000     $  104,271,491
------------------------------------------------------------------------------------------------------
Kuraray Co. Ltd.                                                          4,000,000         41,446,560
------------------------------------------------------------------------------------------------------
Novozymes AS, B Shares                                                      800,000         43,795,620
------------------------------------------------------------------------------------------------------
Symyx Technologies, Inc. 1                                                  600,000         16,374,000
                                                                                        --------------
                                                                                           205,887,671
------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
Holmen AB, B Shares                                                         500,000         16,520,863


UTILITIES--1.1%
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.1%
Iberdrola SA                                                              1,500,000         41,004,179
                                                                                        --------------
Total Common Stocks (Cost $2,955,161,967)                                                3,697,847,067


                                                                          Principal
                                                                             Amount
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.1%
------------------------------------------------------------------------------------------------------
Undivided interest of 9.67% in joint repurchase agreement
(Principal Amount/Value $1,203,488,000, with a maturity
value of $1,204,036,256) with UBS Warburg LLC, 4.10%, dated
12/30/05, to be repurchased at $116,375,992 on 1/3/06,
collateralized by Federal Home Loan Mortgage Corp., 5%--5.50%,
1/1/35--11/1/35, with a value of $565,118,538 and Federal
National Mortgage Assn., 5.50%--6%, 11/1/34--1/1/36, with a value
of $676,946,908 (Cost $116,323,000)                                 $    116,323,000         116,323,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $3,071,484,967)                             100.3%      3,814,170,067
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.3)        (11,065,000)
                                                                    -----------------------------------
Net Assets                                                                    100.0%    $ 3,803,105,067
                                                                    ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2005 amounts to $867,168,781. Transactions during the period in which the issuer was an affiliate are as follows:

                                                 SHARES          GROSS          GROSS               SHARES
                                     SEPTEMBER 30, 2005      ADDITIONS     REDUCTIONS    DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------
AMR Corp.*                                   10,000,000             --      2,000,000            8,000,000

Analogic Corp.*                                 700,000             --        100,000              600,000

Biosite, Inc.                                   515,674      1,984,374             --            2,500,048

Continental Airlines,Inc., Cl. B              6,305,700      1,800,000             --            8,105,700

Nektar Therapeutics                          12,000,000             --             --           12,000,000

Nicox SA                                      5,077,849             --             --            5,077,849

Novavax, Inc.                                        --      6,009,883             --            6,009,883

Oakley, Inc.                                  2,000,000      4,000,000             --            6,000,000

Palm, Inc.                                           --      4,002,500             --            4,002,500

Telik, Inc.                                   2,000,000      3,000,000             --            5,000,000

Thorntons plc                                 4,300,000             --             --            4,300,000


4          |          OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                              DIVIDEND        REALIZED
                                                  VALUE         INCOME            GAIN
--------------------------------------------------------------------------------------
AMR Corp.*                           $               --*   $        --   $  15,601,636

Analogic Corp.*                                      --*        60,000         471,171

Biosite, Inc.                               140,727,702             --              --

Continental Airlines, Inc., Cl. B           172,651,410             --              --

Nektar Therapeutics                         197,520,000             --              --

Nicox SA                                     21,221,077             --              --

Novavax, Inc.                                23,138,050             --              --

Oakley, Inc.                                 88,140,000        480,000              --

Palm, Inc.                                  127,279,500             --              --

Telik, Inc.                                  84,950,000             --              --

Thorntons plc                                11,541,042        370,499              --
                                     -------------------------------------------------

                                     $      867,168,781    $   910,499   $  16,072,807
                                     =================================================

* No longer an affiliate as of December 31, 2005.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $17,000,000 or 0.45% of the Fund's net assets as of December 31, 2005.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                              VALUE          PERCENT
-------------------------------------------------------------------------------------------------------
United States                                                         $  2,146,303,459            56.3%
Japan                                                                      405,630,178            10.6
Germany                                                                    233,239,099             6.1
Switzerland                                                                225,493,702             5.9
United Kingdom                                                             161,137,697             4.2
France                                                                     160,857,743             4.2
Sweden                                                                     129,969,632             3.4
Denmark                                                                     76,523,325             2.0
Spain                                                                       73,620,467             1.9
Italy                                                                       66,174,727             1.7
Canada                                                                      52,234,505             1.4
Portugal                                                                    33,101,685             0.9
Belgium                                                                     32,883,848             0.9
Lebanon                                                                     17,000,000             0.5
                                                                     ---------------------------------
Total                                                                 $  3,814,170,067           100.0%
                                                                      ================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $    3,071,484,967
                                              ==================

Gross unrealized appreciation                 $      877,642,042
Gross unrealized depreciation                       (134,956,942)
                                              ------------------
Net unrealized appreciation                   $      742,685,100
                                              ==================


5          |          OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  December 31, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


6           |          OPPENHEIMER GLOBAL OPPORTUNITIES FUND


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006